Loans and Accounts Receivable at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2021
Loans And Account Receivable At Fair Value Through Other Comprehensive Income [Abstract]
LOANS AND ACCOUNTS RECEIVABLE AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

NOTE 10

LOANS AND ACCOUNTS RECEIVABLE AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

The Bank classifies certain loans at fair value through other comprehensive income (FVOCI), when a loan exceeds single client exposure under the Bank's credit risk policy. Initially, the risk committee approved the full operation but with the condition to sell a portion of the loan in the medium term.

Additionally, the Bank includes operations that expect to sell, for which an increase of the credit risk has been identified.

This portfolio is measured at fair value, recognizing the adjustment in other comprehensive income. The portfolio is assessed for impairment loss under the ECL model, same as loans at amortized cost.

An analysis of changes in the gross carrying amount and the corresponding ECL allowance is, as of December 31, 2021 is as follows:

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2021	70,685	-	-	70,685
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes on financial assets	36,428	-	-	36,428
Write-off	-	-	-	-
FX and other adjustments	(7,470)	-	-	(7,470)
At December 31, 2021	99,643	-	-	99,643

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2021	1,354	-	-	1,354
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes of the exposure and modifications in the credit risk	(1,086)	-	-	(1,086)
Write-off	-	-	-	-
FX and other adjustments	-	-	-	-
At December 31, 2021	268	-	-	268

An analysis of changes in the gross carrying amount and the corresponding ECL allowance is, as of December 31, 2020 is as follows:

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2020	66,166	-	-	66,166
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes on financial assets	3,857	-	-	3,857
Write-off	-	-	-	-
FX and other adjustments	662	-	-	662
At December 31, 2020	70,685	-	-	70,685

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2020	101	-	-	101
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes of the exposure and modifications in the credit risk	1,252	-	-	1,252
Write-off	-	-	-	-
FX and other adjustments	1	-	-	1
At December 31, 2020	1,354	-	-	1,354